SHARE-BASED COMPENSATION - Summary of Valuation Assumptions Used (Details) - Market-based Units	12 Months Ended
Dec. 31, 2024 $ / shares
SHARE-BASED COMPENSATION
Fair value of common stock	$ 0.47
Weighted average expected term (years)	4 years 2 months 12 days
Weighted average expected volatility	85.00%
Risk-free interest rate	4.40%
Dividend yield	0.00%